Short-term investments	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash, Cash Equivalents, and Short-term Investments
8.	Short-term investments

As of December 31, 2017, the Company’s investments in financial instruments were RMB124,550. Since these investments’ maturity dates are within one year, they are classified as short-term investments.